Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	13-1026995
Plan number	002
Current Value	$ 6,099,201
Notes receivable from participants	$ 21,164
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	4.17%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	10.50%
S&P Global Inc. common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 534,291
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	157,392
Common collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,337,250
Self-Directed Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	70,268
Fully benefit-responsive investment contracts:
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	229,518
Investment, Identifier [Axis]: Acadian Asset Management | International Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	70,110
Investment, Identifier [Axis]: BlackRock Institutional Trust Company | Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	228,801
Investment, Identifier [Axis]: BlackRock Institutional Trust Company | Short-Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,042
Investment, Identifier [Axis]: Columbia Threadneedle Investments | Large Cap U.S. Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	125,727
Investment, Identifier [Axis]: Dimensional Fund Advisors | Real Estate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,444
Investment, Identifier [Axis]: Dodge & Cox | Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,486
Investment, Identifier [Axis]: Fidelity Investments | Government Portfolio Institution (STIF)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,122
Investment, Identifier [Axis]: Fidelity Investments | International Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	69,914
Investment, Identifier [Axis]: Fidelity Investments | Real Estate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,443
Investment, Identifier [Axis]: Harding Loevner LP | International Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	69,897
Investment, Identifier [Axis]: Hood River Capital Management LLC | U.S. Small-MidCap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	38,859
Investment, Identifier [Axis]: JPMorgan Chase Bank, N.A. | Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,486
Investment, Identifier [Axis]: Janus Henderson Investors | U.S. Small-MidCap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	39,062
Investment, Identifier [Axis]: Loomis Sayles | Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 33,493
Investment, Identifier [Axis]: Mass Mutual | Mass Mutual – MM 30173, 3.12%
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.12%
Current Value	$ 69,423
Investment, Identifier [Axis]: Mass Mutual | Total market value
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	224,102
Investment, Identifier [Axis]: Mass Mutual | Wrapper contracts adjustment to contract value
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,416
Investment, Identifier [Axis]: Northern Trust Investments | S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,697,355
Investment, Identifier [Axis]: Northern Trust Investments | S&P SmallCap 600 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	119,476
Investment, Identifier [Axis]: Principal Asset Management | Real Estate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,443
Investment, Identifier [Axis]: Prudential Insurance Co. of America | Prudential Insurance Co. of America - GA-64466, 2.58%
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.58%
Current Value	$ 73,227
Investment, Identifier [Axis]: RGA Reinsurance Company | RGA Reinsurance Company - RGA-00136, 3.70%
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.70%
Current Value	$ 81,452
Investment, Identifier [Axis]: State Street Bank & Trust Co. | Target Retirement 2025 P
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	169,692
Investment, Identifier [Axis]: State Street Bank & Trust Co. | Target Retirement 2030 P
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	310,748
Investment, Identifier [Axis]: State Street Bank & Trust Co. | Target Retirement 2035 P
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	308,273
Investment, Identifier [Axis]: State Street Bank & Trust Co. | Target Retirement 2040 P
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	301,325
Investment, Identifier [Axis]: State Street Bank & Trust Co. | Target Retirement 2045 P
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	305,648
Investment, Identifier [Axis]: State Street Bank & Trust Co. | Target Retirement 2050 P
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	265,816
Investment, Identifier [Axis]: State Street Bank & Trust Co. | Target Retirement 2055 P
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	179,858
Investment, Identifier [Axis]: State Street Bank & Trust Co. | Target Retirement 2060 P
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	95,950
Investment, Identifier [Axis]: State Street Bank & Trust Co. | Target Retirement 2065 P
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,692
Investment, Identifier [Axis]: State Street Bank & Trust Co. | Target Retirement 2070 P
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,198
Investment, Identifier [Axis]: State Street Bank & Trust Co. | Target Retirement P
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	163,903
Investment, Identifier [Axis]: State Street Global Advisors | All Cap Equity Ex-U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	139,764
Investment, Identifier [Axis]: State Street Global Advisors | S&P MidCap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	256,096
Investment, Identifier [Axis]: State Street Global Advisors | World Government Bond Ex-U.S. Index Fund N
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,790
Investment, Identifier [Axis]: T. Rowe Price | Large Cap U.S. Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	127,032
Investment, Identifier [Axis]: Undiscovered (JP Morgan Asset Management) | U.S. Small-MidCap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	39,206
Investment, Identifier [Axis]: Vanguard Fiduciary Trust Co. | Institutional Total Bond Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	49,803
Investment, Identifier [Axis]: Victory Capital (Sycamore Capital) | U.S. Small-MidCap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	38,954
Investment, Identifier [Axis]: Winslow Capital Management LLC | Large Cap U.S. Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 125,734